Supplement to the

Fidelity Freedom Funds®

Fidelity Freedom Income Fund®
Fidelity Freedom 2000 Fund®
Fidelity Freedom 2005 Fund®
Fidelity Freedom 2010 Fund®
Fidelity Freedom 2015 Fund®
Fidelity Freedom 2020 Fund®
Fidelity Freedom 2025 Fund®
Fidelity Freedom 2030 Fund®
Fidelity Freedom 2035 Fund®
Fidelity Freedom 2040 Fund®
Fidelity Freedom 2045 FundSM
Fidelity Freedom 2050 FundSM
Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2007

The following information replaces similar information for Ren Cheng in the "Management Contracts" section beginning on page 46.

Christopher Sharpe is a co-manager of each Freedom Fund and receives compensation for his services. As of September 30, 2007, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each Freedom Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three-and five-year periods, the bonus takes into account the portfolio manager's performance in terms of his management of investment risk at the Freedom Fund level. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

FFB-07-03 November 1, 2007
1.476278.120

The following table provides information relating to other accounts managed by Mr. Sharpe as of September 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	52	103	65
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 87,104	$ 2,875	$ 11,100
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Freedom Income ($2,519 (in millions) assets managed), Freedom 2000 ($1,779 (in millions) assets managed), Freedom 2005 ($1,021 (in millions) assets managed), Freedom 2010 ($14,472 (in millions) assets managed), Freedom 2015 ($6, 387 (in millions) assets managed), Freedom 2020 ($20,861 (in millions) assets managed), Freedom 2025 ($5,779 (in millions) assets managed), Freedom 2030 ($14,032 (in millions) assets managed), Freedom 2035 ($3,449 (in millions) assets managed), Freedom 2040 ($7,198 (in millions) assets managed), Freedom 2045 ($400 (in millions) assets managed), and Freedom 2050 ($382 (in millions) assets managed).

DOLLAR RANGE OF FUND SHARES OWNED AS OF SEPTEMBER 30, 2007
	Freedom Income	Freedom 2000	Freedom 2005	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
Christopher Sharpe	none	none	none	none	none	none	none	none	none	none	none	$1-$10,000

FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

The following information replaces similar information for Freedom Income and Freedom 2010 in the "Management Contracts" section on page 47.

DOLLAR RANGE OF FUND SHARES OWNED AS OF 03/31/07
	Freedom Income	Freedom 2010
Ren Cheng	Over $1,000,000	$100,001 - $500,000

The following information replaces similar information found in the "Fund Holdings Information" section on page 55.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end). Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end.

Supplement to the

Fidelity Advisor Freedom Funds®
Fidelity Advisor Freedom Income Fund®, Fidelity Advisor Freedom 2005 Fund®,
Fidelity Advisor Freedom 2010 Fund®, Fidelity Advisor Freedom 2015 Fund®,
Fidelity Advisor Freedom 2020 Fund®, Fidelity Advisor Freedom 2025 Fund®,
Fidelity Advisor Freedom 2030 Fund®, Fidelity Advisor Freedom 2035 Fund®,
Fidelity Advisor Freedom 2040 Fund®, Fidelity Advisor Freedom 2045 Fund®
and Fidelity Advisor Freedom 2050 Fund®

Funds of Fidelity Aberdeen Street Trust

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2007

The following information replaces similar information for Ren Cheng found in the "Management Contracts" section beginning on page 46.

Christopher Sharpe is a co-manager of each Advisor Freedom Fund and receives compensation for his services. As of September 30, 2007, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each Advisor Freedom Fund is based on the fund's pre-tax investment performance (based on the performance of its Institutional Class) relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account the portfolio manager's performance in terms of his management of investment risk at the Advisor Freedom Fund level. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

AFF/AFFIB-07-03 November 1, 2007
1.808269.104

The following table provides information relating to other accounts managed by Mr. Sharpe as of September 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	52	103	65
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 87,104	$ 2,875	$ 11,100
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Freedom Income ($138 (in millions) assets managed), Advisor Freedom 2005 ($103 (in millions) assets managed), Advisor Freedom 2010 ($661 (in millions) assets managed), Advisor Freedom 2015 ($767 (in millions) assets managed), Advisor Freedom 2020 ($1,422 (in millions) assets managed), Advisor Freedom 2025 ($719 (in millions) assets managed), Advisor Freedom 2030 ($997 (in millions) assets managed), Advisor Freedom 2035 ($399 (in millions) assets managed), Advisor Freedom 2040 ($769 (in millions) assets managed), Advisor Freedom 2045 ($45 (in millions) assets managed), and Advisor Freedom 2050 ($49 (in millions) assets managed).

The following table sets forth the dollar range of fund shares beneficially owned by Mr. Sharpe as of September 30, 2007:

DOLLAR RANGE OF FUND SHARES OWNED AS OF SEPTEMBER 30, 2007
	Advisor Freedom Income	Advisor Freedom 2005	Advisor Freedom 2010	Advisor Freedom 2015	Advisor Freedom 2020	Advisor Freedom 2025	Advisor Freedom 2030	Advisor Freedom 2035	Advisor Freedom 2040	Advisor Freedom 2045	Advisor Freedom 2050
Christopher Sharpe	none	none	none	none	none	none	none	none	none	none	none

FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

The following information replaces similar information found in the "Fund Holdings Information" section on page 60.

Each Advisor Freedom Fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end.